Fair Value Measurements - Fair Value Measurement on Company's Assets and Liabilities (Detail) - USD ($) $ in Thousands		Sep. 30, 2025	Sep. 30, 2024
Available-for-sale securities:
Available-for-sale securities	[1]		$ 311,162
Money Market Funds [Member]
Available-for-sale securities:
Available-for-sale securities		$ 118,163	142,920
Corporate Bonds [Member]
Available-for-sale securities:
Available-for-sale securities			108,420
U.S. Government Treasuries [Member]
Available-for-sale securities:
Available-for-sale securities			35,533
Municipal Bond [Member]
Available-for-sale securities:
Available-for-sale securities			4,191
Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Available-for-sale securities			16,660
Asset Backed Obligations [Member]
Available-for-sale securities:
Available-for-sale securities			3,438
Recurring [Member]
Available-for-sale securities:
Available-for-sale securities			311,162
Equity Investments		32,540	42,190
Derivative financial instruments, net		29,780	(6,380)
Acquisition-related liabilities		(49,649)	(52,139)
Total		130,834	294,833
Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Available-for-sale securities		118,163	142,920
Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Available-for-sale securities			108,420
Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Available-for-sale securities			35,533
Recurring [Member] | Municipal Bond [Member]
Available-for-sale securities:
Available-for-sale securities			4,191
Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Available-for-sale securities			16,660
Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Available-for-sale securities			3,438
Level 1 [Member] | Recurring [Member]
Available-for-sale securities:
Available-for-sale securities			178,453
Equity Investments		0	0
Derivative financial instruments, net		0	0
Acquisition-related liabilities		0	0
Total		118,163	178,453
Level 1 [Member] | Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Available-for-sale securities		118,163	142,920
Level 1 [Member] | Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Available-for-sale securities			0
Level 1 [Member] | Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Available-for-sale securities			35,533
Level 1 [Member] | Recurring [Member] | Municipal Bond [Member]
Available-for-sale securities:
Available-for-sale securities			0
Level 1 [Member] | Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Available-for-sale securities			0
Level 1 [Member] | Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Available-for-sale securities			0
Level 2 [Member] | Recurring [Member]
Available-for-sale securities:
Available-for-sale securities			132,709
Equity Investments		0	0
Derivative financial instruments, net		29,780	(6,380)
Acquisition-related liabilities		0	0
Total		29,780	126,329
Level 2 [Member] | Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Available-for-sale securities		0	0
Level 2 [Member] | Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Available-for-sale securities			108,420
Level 2 [Member] | Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Available-for-sale securities			0
Level 2 [Member] | Recurring [Member] | Municipal Bond [Member]
Available-for-sale securities:
Available-for-sale securities			4,191
Level 2 [Member] | Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Available-for-sale securities			16,660
Level 2 [Member] | Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Available-for-sale securities			3,438
Level 3 [Member] | Recurring [Member]
Available-for-sale securities:
Available-for-sale securities			0
Equity Investments		32,540	42,190
Derivative financial instruments, net		0	0
Acquisition-related liabilities		(49,649)	(52,139)
Total		(17,109)	(9,949)
Level 3 [Member] | Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Available-for-sale securities		$ 0	0
Level 3 [Member] | Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Available-for-sale securities			0
Level 3 [Member] | Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Available-for-sale securities			0
Level 3 [Member] | Recurring [Member] | Municipal Bond [Member]
Available-for-sale securities:
Available-for-sale securities			0
Level 3 [Member] | Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Available-for-sale securities			0
Level 3 [Member] | Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Available-for-sale securities			$ 0

[1]	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2025, all the securities were classified as cash and cash equivalents and as of September 30, 2024, $168,242 of securities were classified as short-term interest-bearing investments and $142,920 of securities were classified as cash and cash equivalents.